Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Auditors Remuneration [Abstract]
Disclosure of Detailed Information About Auditors' Remuneration

	2021 £m	2020 £m	2019 £m
Auditor’s remuneration
Payable to the auditors of RELX PLC	0.9	0.9	0.8
Payable to the auditors of the Group’s subsidiaries	7.5	8.3	7.8
Audit services	8.4	9.2	8.6
Audit-related assurance services	0.5	0.8	0.6
Total audit and audit-related assurance services	8.9	10.0	9.2
Other services: due diligence and other transaction-related services	–	–	0.1
Total non-audit related services	–	–	0.1
Total auditor’s remuneration	8.9	10.0	9.3